Shareholders' Equity	12 Months Ended
Jun. 30, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9: SHAREHOLDERS’ EQUITY
Treasury Shares
At June 30, 2011, 596 shares of the Company’s common stock held as treasury shares were restricted as collateral under escrow arrangements relating to change in control and director and officer indemnification agreements.
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) is comprised of the following:

June 30,	2011	2010

Pension liability, net of taxes	$(11,212)	$(12,081)
Foreign currency translation, net of taxes	16,189	5,914
Unrealized gains on investment securities available for sale, net of taxes	82	135
Unrealized losses on cash flow hedges, net of taxes		(16)

Total accumulated other comprehensive income (loss)	$5,059	$(6,048)

Net Income Per Share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2011	2010	2009

Net Income	$96,759	$65,903	$42,260

Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507

Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794

Net Income Per Share — Basic	$2.28	$1.56	$1.00

Net Income Per Share — Diluted	$2.24	$1.54	$0.99

Stock options and appreciation rights relating to the acquisition of 176, 1,034 and 1,208 shares of common stock were outstanding at June 30, 2011, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share for the fiscal years then ended as they were anti-dilutive.